CONSOLIDATED STATEMENTS OF MEZZANINE EQUITY AND STOCKHOLDERS’ DEFICIT - USD ($) $ in Thousands	Total	Additional Paid-in Capital	Accumulated Other Comprehensive Income (loss)	Accumulated Deficit	Redeemable Convertible Preferred Stock	Exchangeable Preferred Stock	Common Stock Common Stock	Exchangeable AA Common Stock Common Stock
Mezzanine equity, beginning balance (in shares) at Dec. 31, 2019					56,753,734	12,159,185
Mezzanine equity, beginning balance at Dec. 31, 2019					$ 314,967	$ 45,203
Increase (Decrease) in Mezzanine Equity
Series D Redeemable convertible Preferred Stock extension round (in shares)					47,637
Series D Redeemable convertible Preferred Stock extension round					$ 594
Issuance of Redeemable Convertible Preferred Stock and Exchangeable Stock, net of issuance costs (in shares)					18,863,308	420,570
Issuance of Redeemable Convertible Preferred Stock and Exchangeable Stock, net of issuance costs					$ 202,169	$ 4,530
Mezzanine equity, ending balance (in shares) at Dec. 31, 2020					75,664,679	12,579,755
Mezzanine equity, ending balance at Dec. 31, 2020	$ 567,463				$ 517,730	$ 49,733
Beginning balance (in shares) at Dec. 31, 2019							5,705,570	9,842,579
Beginning balance at Dec. 31, 2019	(258,670)	$ 5,032	$ 6,406	$ (270,109)			$ 1
Increase (Decrease) in Stockholders' Deficit
Exchange of Series Voting Series AA Common to Common Stock (in shares)							405,221	(405,221)
Issuance of common stock upon exercise of stock options (in shares)							1,058,967
Issuance of common stock upon exercise of stock options	1,643	1,643
Stock-based compensation	7,223	7,223
Components of comprehensive loss:
Net loss	(250,316)			(250,316)
Other comprehensive income (loss)	(740)		(740)
Ending balance (in shares) at Dec. 31, 2020							7,169,758	9,437,358
Ending balance at Dec. 31, 2020	(500,860)	13,898	5,666	(520,425)			$ 1
Mezzanine equity, ending balance (in shares) at Dec. 31, 2020					75,664,679	12,579,755
Mezzanine equity, ending balance at Dec. 31, 2020	567,463				$ 517,730	$ 49,733
Ending balance (in shares) at Dec. 31, 2020							7,169,758	9,437,358
Ending balance at Dec. 31, 2020	(500,860)	13,898	5,666	(520,425)			$ 1
Increase (Decrease) in Mezzanine Equity
Issuance of Redeemable Convertible Preferred Stock and Exchangeable Stock, net of issuance costs (in shares)					92,876
Issuance of Redeemable Convertible Preferred Stock and Exchangeable Stock, net of issuance costs					$ 1,020
Exchange of Exchangeable Preferred Stock to Convertible Preferred Stock (in shares)					9,527	(9,527)
Mezzanine equity, ending balance (in shares) at Dec. 31, 2021					75,767,082	12,570,228
Mezzanine equity, ending balance at Dec. 31, 2021	568,483				$ 518,750	$ 49,733
Increase (Decrease) in Stockholders' Deficit
Exchange of Series Voting Series AA Common to Common Stock (in shares)							16,168	(16,168)
Number of shares purchased (in shares)							0
Issuance of common stock upon exercise of common stock warrants	$ 120	120
Issuance of common stock upon exercise of stock options (in shares)	1,441						1,441,245
Issuance of common stock upon exercise of stock options	$ 3,841	3,841
Stock-based compensation	25,247	25,247
Components of comprehensive loss:
Net loss	(294,387)			(294,387)
Other comprehensive income (loss)	1,633		1,633
Ending balance (in shares) at Dec. 31, 2021							8,683,246	9,421,190
Ending balance at Dec. 31, 2021	$ (764,406)	$ 43,106	$ 7,299	$ (814,812)			$ 1